Credit Risk and Major Customers (Details) - Schedule of accounts receivable concentration of credit risk		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Customer A [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		20.00%			[1]
Customer B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage				13.00%
Customer C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		20.00%	[1]	13.00%
Customer D [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	11.00%
Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	20.00%
Customer S [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		11.00%
Supplier R [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		11.00%			[1]		[1]
Supplier N [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]			22.00%
Supplier O [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	13.00%			[1]
Supplier P [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	28.00%
Supplier Q [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	44.00%
Customer H [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	[1]	76.00%		32.00%
Customer F [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]	11.00%			[1]
Customer J [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	18.00%
Customer E [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage						12.00%
Customer K [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			[1]		[1]	10.00%
Customer L [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage						10.00%
Customer M [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage						10.00%

[1]	Less than 10%